iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  100 .0%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.......... 319,904 $ 2,031,390
Amphastar Pharmaceuticals, Inc.
(a) (b)
............. 106,854 4,274,160
ANI Pharmaceuticals, Inc.
(a)
................... 42,949 2,734,992
Arvinas, Inc.
(a)
............................ 191,713 5,103,400
Axsome Therapeutics, Inc.
(a)
.................. 109,112 8,783,516
Bristol-Myers Squibb Co. ..................... 727,143 30,198,249
Cassava Sciences, Inc.
(a) (b)
................... 126,333 1,560,213
Catalent, Inc.
(a)
........................... 507,000 28,508,610
Collegium Pharmaceutical, Inc.
(a) (b)
.............. 91,647 2,951,033
Corcept Therapeutics, Inc.
(a) (b)
................. 256,651 8,338,591
Edgewise Therapeutics, Inc.
(a)
................. 196,249 3,534,445
Elanco Animal Health, Inc.
(a)
................... 1,384,402 19,976,921
Eli Lilly & Co. ............................ 177,785 160,962,983
Enliven Therapeutics, Inc.
(a)
................... 69,786 1,630,899
Harmony Biosciences Holdings, Inc.
(a) (b)
........... 89,113 2,688,539
Innoviva, Inc.
(a)
........................... 154,041 2,526,272
Intra-Cellular Therapies, Inc.
(a) (b)
................ 275,053 18,838,380
Jazz Pharmaceuticals PLC
(a)
.................. 176,601 18,848,625
Johnson & Johnson ........................ 1,060,380 154,985,141
Ligand Pharmaceuticals, Inc.
(a)
................. 47,301 3,985,582
Merck & Co., Inc. .......................... 236,862 29,323,516
Mind Medicine MindMed, Inc.
(a)
................ 183,126 1,320,338
Nuvation Bio, Inc. , Class A
(a)
.................. 454,760 1,327,899
Organon & Co. ........................... 720,440 14,913,108
Pacira BioSciences, Inc.
(a) (b)
................... 130,398 3,730,687
Perrigo Co. PLC .......................... 381,888 9,806,884
Pfizer, Inc. .............................. 1,114,953 31,196,385
Pliant Therapeutics, Inc.
(a) (b)
................... 147,032 1,580,594
Security Shares Value
a
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc.
(a) (b)
........... 139,826 $ 9,627,020
Revance Therapeutics, Inc.
(a) (b)
................. 292,534 751,812
Royalty Pharma PLC , Class A ................. 1,086,489 28,650,715
Supernus Pharmaceuticals, Inc.
(a)
............... 154,011 4,119,794
Tarsus Pharmaceuticals, Inc.
(a)
................. 84,669 2,301,303
Theravance Biopharma, Inc.
(a)
................. 94,126 798,189
Viatris, Inc. .............................. 2,900,916 30,836,737
Zoetis, Inc. , Class A ........................ 175,368 30,401,797
a
Total Long-Term Investments — 100.0%
(Cost: $ 648,241,495 ) ................................ 683,148,719
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.48%
(c) (d) (e)
............................ 14,906,612 14,911,084
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................. 322,192 322,192
a
Total Short-Term Securities — 2.2%
(Cost: $ 15,228,908 ) ................................. 15,233,276
Total Investments — 102.2%
(Cost: $ 663,470,403 ) ................................ 698,381,995
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (14,912,323)
Net Assets — 100.0% ................................. $ 683,469,672
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,734,244  $ —  $ (3,821,865)
(a)
$ (429) $ (866) $ 14,911,084  14,906,612  $ 83,783
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 9,437,245  —  (9,115,053)
(a)
—  —  322,192  322,192  13,151  —
$ (429) $ (866)
$ 15,233,276
$ 96,934  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Pharmaceuticals ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 1 09/20/24 $ 149 $ 240
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 683,148,719  $ —  $ —  $ 683,148,719
Short-Term Securities
Money Market Funds ...................................... 15,233,276  —  —  15,233,276
$ 698,381,995  $ —  $ —  $ 698,381,995
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 240  $ —  $ —  $ 240
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.